Fair Value Measurements (Fair value of the Level 3 financial Liabilities) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 249
Total realized and unrealized gains included in non-regulated operating revenues	10
Net transfers out of Level 3	(1)
Ending Balance	258
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains included in non-regulated operating revenues	2
Net transfers out of Level 3	(1)
Ending Balance	1
Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	249
Total realized and unrealized gains included in non-regulated operating revenues	8
Net transfers out of Level 3	0
Ending Balance	$ 257